Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment
Property, Plant and Equipment
6.	Property, Plant and Equipment

The Company’s property, plant and equipment at December 31, 2025 and 2024, are summarized as follows (figures are in thousands of USD):

	December 31,
	2025	2024
Costs:
Machinery and equipment	$251,625	$241,471
Buildings	72,166	66,230
Electronic equipment	7,100	5,880
Motor vehicles	4,621	4,752
Construction in progress	28,307	14,783
Gross Total	363,819	333,116
Less: Accumulated depreciation	(228,520)	(227,850)
Less: Impairment	(1,751)	(1,446)
Balance at end of year	$133,548	$103,820

Depreciation charges for the years ended December 31, 2025, 2024 and 2023, were $12.7 million, $18.7 million and $17.2 million, respectively.

As of December 31, 2025 and 2024, the Company pledged property, plant and equipment with net book value of approximately $23.8 million and $31.4 million, respectively, as security for its comprehensive credit facilities with banks in China.